Noncontrolling Interests Holders (Details Narrative) - Southland Holdings [Member]	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Oscar Renda [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interests	84.70%	84.70%		84.70%
Southland Technicore Mole [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interests	65.00%	65.00%		65.00%
Southland Astaldi [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interests	70.00%	70.00%		70.00%
Heritage Materials [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interests	100.00%	100.00%	20.00%	80.00%